UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 21st Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Leo Kirby
              --------------------------------------------
Title:        Chief Financial Officer
              --------------------------------------------
Phone:        212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                New York, N.Y.              May 13, 2013
--------------------------  ---------------------------    -------------------
       [Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        75
                                           -----------

Form 13F Information Table Entry Value:    $5,009,281
                                           -----------
                                           (thousands)

List of Other Included Managers:  None

Baker Brothers Form 13F 3-31-13

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COLUMN 1                         COLUMN 2        COLUMN 3   COLUMN 4   COLUMN 5              COLUMN 6   COLUMN 7        COLUMN 8

                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT OTHER        VOTING AUTHORITY
Name of Issuer                                   CUSIP      (x1000)    PRN AMT   PRN  CALL  DISCRETION MANAGERS   SOLE  SHARED  NONE
--------------                                   -----      -------    -------   ---  ----  ---------- --------   ----  ------  ----
Acadia Pharmaceuticals Inc.         COM          004225108  124,037   15,621,812  SH        SOLE                15,621,812
Achillion                           COM          00448Q201    3,981      455,000  SH        SOLE                   455,000
Aegerion Pharmaceuticals            COM          00767E102   34,843      863,743  SH        SOLE                   863,743
Amicus Therapeutics                 COM          03152W109    1,633      515,072  SH        SOLE                   515,072
Anacor Pharmaceuticals              COM           32420101    5,016      776,463  SH        SOLE                   776,463
Aradigm Corp.                       COM          038505301       13      100,000  SH        SOLE                   100,000
Ariad Pharmaceuticals Inc.          COM          04033A100   38,872    2,150,000  SH        SOLE                 2,150,000
Arqule Inc.                         COM          04269E107     2358      910,267  SH        SOLE                   910,267
Array Biopharma Inc.                COM          04269X105    7,365    1,500,000  SH        SOLE                 1,500,000
Auxilium                            COM          05334D107   36,458    2,108,617  SH        SOLE                 2,108,617
Aveo Pharmaceuticals                COM          053588109    3,821      519,833  SH        SOLE                   519,833
Biocryst Pharmaceuticals Inc.       COM          09058V103    6,620    5,563,615  SH        SOLE                 5,563,615
Biodel Inc.                         COM          09064M204    1,532      540,000  SH        SOLE                   540,000
BioDelivery Sciences Intl. Inc.     COM          09060J106    7,218    1,714,505  SH        SOLE                 1,714,505
Biomarin Pharmaceuticals            COM          09061G101   48,769      783,311  SH        SOLE                   783,311
Cerus                               COM          157085101   28,919    6,542,845  SH        SOLE                 6,542,845
Chelsea Therapeutics                COM          163428105    9,743    4,775,787  SH        SOLE                 4,775,787
Chemocentryx Inc.                   COM          16383L106      691       50,000  SH        SOLE                    50,000
Clovis Oncology                     COM          189464100   28,703    1,001,163  SH        SOLE                 1,001,163
Cyclacel Pharmaceuticals Pfd.
   Conv. Ex 6%                      PFD CONV EX  23254L207      207       20,979  SH        SOLE                    20,979
Cytrx Corp.                         COM          232828509    2,720    1,000,000  SH        SOLE                 1,000,000
Cubist Pharmaceuticals Inc.         COM          229678107      234        5,000  SH        SOLE                     5,000
Derma Sciences                      COM          249827502   16,415    1,358,857  SH        SOLE                 1,358,857
Discovery Laboratories Inc.         COM          254668403    1,952      852,617  SH        SOLE                   852,617
Genomic Health Inc.                 COM          37244C101  355,686   12,577,272  SH        SOLE                12,577,272
Geron Corp.                         COM          374163103    1,070    1,000,000  SH        SOLE                 1,000,000
Gilead Sciences Inc.                COM          375558103    8,995      183,800  SH        SOLE                   183,800
Halozyme Therapeutics Inc.          COM          40637H109   18,346    3,182,251  SH        SOLE                 3,182,251
Incyte Corp.                        COM          45337C102  346,715   14,810,559  SH        SOLE                14,810,559
Infinity Pharmaceuticals Inc.       COM           45665303   57,121    1,178,485  SH        SOLE                 1,178,485
Insmed Inc.                         COM          457669307    5,961      795,803  SH        SOLE                   795,803
Intercept Pharmaceuticals, Inc.     COM          45845P108   14,025      375,000  SH        SOLE                   375,000
Intermune Inc.                      COM          45884X103   15,725    1,737,580  SH        SOLE                 1,737,580
Ironwood Pharmaceuticals            COM          46333X108   12,764      698,058  SH        SOLE                   698,058
Kythera Biopharmaceuticals          COM          501570105    4,019      165,000  SH        SOLE                   165,000
Ligand Pharmaceuticals Inc.         CLASS B      53220K207    1,956       73,400  SH        SOLE                    73,400
Lpath Inc.                          COM          548910306    1,004      200,000  SH        SOLE                   200,000
Medivation Inc.                     COM          58501N101   25,013      534,919  SH        SOLE                   534,919
MEI Pharma, Inc.                    COM          55279B103    4,315      500,000  SH        SOLE                   500,000
Onyx                                COM          683399109   14,187      159,652  SH        SOLE                   159,652
Pharmacyclics Inc.                  COM          716933106  878,385   10,923,830  SH        SOLE                10,923,830
Progenics Pharmaceuticals, Inc.     COM          743187106    4,842      900,000  SH        SOLE                   900,000
Prothena Corp. PLC                  COM          G72800108    1,282      191,696  SH        SOLE                   191,696
QLT, Inc.                           COM          746927102   13,577    1,535,863  SH        SOLE                 1,535,863
Questcor Pharmaceuticals, Inc.      COM          74835Y101   11,113      341,513  SH        SOLE                   341,513
Repros Therapeutics                 COM          76028H209   36,405    2,261,154  SH        SOLE                 2,261,154
Salix Pharmaceuticals, Inc.         COM          795435106    2,245       43,872  SH        SOLE                    43,872
Seattle Genetics Inc.               COM          812578102  686,061   19,322,947  SH        SOLE                19,322,947
Stemline Therapeutics Inc.          COM          85858C107    5,705      500,000  SH        SOLE                   500,000
Synageva Biopharma Corp.            COM          87159A103  506,536    9,223,182  SH        SOLE                 9,223,182
Synergy Pharmaceuticals             COM          871639308    9,948    1,638,871  SH        SOLE                 1,638,871
Synta Pharmaceuticals               COM          87162T206   12,578    1,462,614  SH        SOLE                 1,462,614
Tesaro Inc.                         COM          881569107      686       31,218  SH        SOLE                    31,218
Threshold Pharma                    COM          885807107    7,353    1,595,048  SH        SOLE                 1,595,048
Vanda Pharmaceuticals, Inc.         COM          921659108    7,595    1,937,390  SH        SOLE                 1,937,390
Ventrus Biosciences, Inc.           COM          922822101    3,635    1,215,840  SH        SOLE                 1,215,840
Vertex Pharmaceuticals, Inc.        COM          92532F100   13,874      252,400  SH        SOLE                   252,400
Viropharma Inc.                     COM          928241108  214,580    8,528,603  SH        SOLE                 8,528,603
Xenoport                            COM          98411C100    7,394    1,034,112  SH        SOLE                 1,034,112
Xoma Corp.                          COM          98419J107   70,758   20,274,581  SH        SOLE                20,274,581
Ziopharm Oncology Inc.              COM          98973P101      465      254,199  SH        SOLE                   254,199
Zogenix, Inc.                       COM          98978L105    3,602    2,001,000  SH        SOLE                 2,001,000

Auxilium 1.5% 7/15/2018             CONV BONDS   05334DAA5  110,413  110,000,000  PRN       SOLE               110,000,000
Biomarin Pharmaceuticals
   Notes 1.875% 4/23/2017           CONV BONDS   09061GAD3   70,834   22,898,000  PRN       SOLE                22,898,000
Exelisis 4.25% 8/15/2019            CONV BONDS   30161QAC8   18,905   19,000,000  PRN       SOLE                19,000,000
Gilead 0.625% 5/1/13                CONV BONDS   375558AH6   64,055   25,000,000  PRN       SOLE                25,000,000
Gilead 1.625% 5/1/16                CONV BONDS   375558AP8   46,682   21,500,000  PRN       SOLE                21,500,000
Incyte Genomics
   Notes 4.75% 10/1/2015            CONV BONDS   45337CAH5  425,552  157,758,000  PRN       SOLE               157,758,000
Intermune Inc Notes 2.5% 9/15/18    CONV BONDS   45884XAE3   13,740   16,500,000  PRN       SOLE                16,500,000
Intermune Inc Notes 5% 3/1/15       CONV BONDS   45884XAD5   17,640   16,860,000  PRN       SOLE                16,860,000
Intermune Inc Notes 2.5% 12/15/17   CONV BONDS   45884XAF0   42,589   41,000,000  PRN       SOLE                41,000,000
Medivation 2.625% 4/1/17            CONV BONDS   58501NAA9   48,955   39,500,000  PRN       SOLE                39,500,000
Salix 2.75% 5/15/15                 CONV BONDS   795435AC0  220,383  170,922,000  PRN       SOLE               170,922,000
Salix 1.5% 3/15/19                  CONV BONDS   795435AE6  107,164  100,860,000  PRN       SOLE               100,860,000
United Therapeutics
   Notes 1% 9/15/16 144A            CONV BONDS   91307CAE2   24,728   18,000,000  PRN       SOLE                18,000,000
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